Cover	Jun. 25, 2026
Cover [Abstract]
Entity Registrant Name	AEN GROUP LTD.
Entity Central Index Key	0002033750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 25, 2026
Entity Ex Transition Period	false
Entity File Number	333-284102
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	61-2153082
Entity Address Address Line 1	No. 82, Shuncheng Street
Entity Address Address Line 2	Unit 1, Block 4
Entity Address Address Line 3	Apt 104
Entity Address City Or Town	Zaoyang
Entity Address Country	CN
Entity Address Postal Zip Code	441200
City Area Code	147
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	9563 0286